Summary of Significant Accounting Policies (Details 2) (USD $)	2 Months Ended	12 Months Ended		9 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2014 Financing Warrant [Member]	Sep. 30, 2014 Consulting Warrant [Member]	Sep. 30, 2014 Convertible Notes Payable [Member]	Sep. 30, 2014 Convertible Debt Securities [Member]
Summary Of Significant Accounting Policies [Line Items]
Beginning balance	$ 0	$ 0	$ 0
Derivative Fair Value Of Derivative Net	0	6,100,000		(1,733,000)	(4,019,000)	(26,790,177)	26,265,177
Change in fair value of conversion feature and warrants	0	177,000
Ending balance	$ 0	$ 6,277,000	$ 0